UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02668

Exact name of registrant as specified in charter:	Oppenheimer Rochester AMT-Free Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2015-06/30/2016

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02668
Reporting Period: 07/01/2015 - 06/30/2016
Oppenheimer Rochester AMT-Free Municipal Fund

================ Oppenheimer Rochester AMT-Free Municipal Fund =================

SABINE RIVER AUTHORITY OF TEXAS

Ticker:                      Security ID:  785652CC0
Meeting Date: OCT 23, 2015   Meeting Type: Written Consent
Record Date:  SEP 04, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Against      Management
2     Opt Out of the Releases (to Elect Not   None      Abstain      Management
      to Grant the Release Contained in
      Article VIII)

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Rochester AMT-Free Municipal Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2016

*By:	/s/ Taylor V. Edwards
------------------------------------------
Taylor V. Edwards, Attorney in Fact